THE ALGER FUNDS

QUARTERLY REPORT
JANUARY 31, 2021

THE ALGER FUNDS	ALGER CAPITAL APPRECIATION FUND

Schedule of Investments January 31, 2021 (Unaudited)

COMMON STOCKS—98.4%	SHARES	VALUE
AEROSPACE & DEFENSE—1.2%
Raytheon Technologies Corp.	68,055	$4,541,310
TransDigm Group, Inc.*	53,958	29,853,882
		34,395,192
AIR FREIGHT & LOGISTICS—0.5%
XPO Logistics, Inc.*	127,667	14,095,714
APPAREL ACCESSORIES & LUXURY GOODS—1.0%
LVMH Moet Hennessy Louis Vuitton SE	50,909	30,776,816
APPAREL RETAIL—0.2%
The TJX Cos., Inc.	90,419	5,790,433
APPLICATION SOFTWARE—9.5%
Adobe, Inc.*	221,902	101,801,981
Autodesk, Inc.*	14,929	4,141,752
Cadence Design Systems, Inc.*	42,928	5,597,382
Datadog, Inc., Cl. A*	63,656	6,540,654
DocuSign, Inc., Cl. A*	6,665	1,552,212
Five9, Inc.*	45,106	7,498,873
Intuit, Inc.	90,275	32,610,038
Palantir Technologies, Inc., Cl. A*,@,(a)	687,886	20,709,014
RingCentral, Inc., Cl. A*	71,625	26,710,395
salesforce.com, Inc.*	341,894	77,117,611
		284,279,912
AUTOMOBILE MANUFACTURERS—1.7%
Tesla, Inc.*	65,188	51,728,634
AUTOMOTIVE RETAIL—0.7%
Carvana Co., Cl. A*	33,120	8,650,613
Lithia Motors, Inc., Cl. A	39,085	12,455,608
		21,106,221
BIOTECHNOLOGY—1.3%
AbbVie, Inc.	145,918	14,953,677
Genmab AS#,*	242,874	9,637,240
Vertex Pharmaceuticals, Inc.*	58,190	13,330,165
		37,921,082
CASINOS & GAMING—1.3%
DraftKings, Inc., Cl. A*	497,496	26,919,508
Las Vegas Sands Corp.	251,853	12,111,611
		39,031,119
CONSTRUCTION MACHINERY & HEAVY TRUCKS—0.3%
PACCAR, Inc.	84,749	7,730,804
DATA PROCESSING & OUTSOURCED SERVICES—8.8%
Fidelity National Information Services, Inc.	26,223	3,237,492
Fiserv, Inc.*	497,925	51,131,918
PayPal Holdings, Inc.*	358,920	84,098,545
Square, Inc., Cl. A*	8,260	1,783,830
Visa, Inc., Cl. A	634,212	122,561,469
		262,813,254

THE ALGER FUNDS	ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.4% (CONT.)	SHARES	VALUE
DIVERSIFIED BANKS—0.2%
Bank of America Corp.	106,794	$3,166,442
JPMorgan Chase & Co.	19,421	2,498,900
		5,665,342
DIVERSIFIED SUPPORT SERVICES—0.6%
Cintas Corp.	45,336	14,422,288
Copart, Inc.*	24,582	2,697,875
		17,120,163
ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
AMETEK, Inc.	83,651	9,474,312
FINANCIAL EXCHANGES & DATA—1.6%
CME Group, Inc., Cl. A	137,966	25,073,941
S&P Global, Inc.	70,243	22,267,031
		47,340,972
FOOD DISTRIBUTORS—0.8%
Sysco Corp.	347,316	24,836,567
FOOTWEAR—1.7%
NIKE, Inc., Cl. B	390,796	52,206,438
GENERAL MERCHANDISE STORES—0.2%
Target Corp.	31,482	5,703,594
HEALTHCARE EQUIPMENT—4.9%
Boston Scientific Corp.*	60,213	2,133,949
Danaher Corp.	393,956	93,698,495
DexCom, Inc.*	27,354	10,253,647
Intuitive Surgical, Inc.*	21,704	16,226,778
Medtronic PLC	209,734	23,349,686
		145,662,555
HEALTHCARE SERVICES—0.7%
Cigna Corp.	20,794	4,513,338
Guardant Health, Inc.*	110,535	17,188,192
		21,701,530
HEALTHCARE SUPPLIES—0.6%
Align Technology, Inc.*	32,835	17,250,852
HOME IMPROVEMENT RETAIL—0.9%
Lowe's Cos., Inc.	162,929	27,184,704
INDUSTRIAL CONGLOMERATES—0.2%
General Electric Co.	488,190	5,213,869
INDUSTRIAL GASES—0.4%
Air Products & Chemicals, Inc.	44,493	11,868,953
INTERACTIVE MEDIA & SERVICES—8.5%
Alphabet, Inc., Cl. C*	62,465	114,669,499
Facebook, Inc., Cl. A*	376,568	97,278,811
Pinterest, Inc., Cl. A*	549,481	37,644,943
Snap, Inc., Cl. A*	75,757	4,010,576
		253,603,829

THE ALGER FUNDS	ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.4% (CONT.)	SHARES	VALUE
INTERNET & DIRECT MARKETING RETAIL—11.4%
Alibaba Group Holding Ltd.#,*	129,334	$32,828,849
Altaba, Inc.*,@,(b)	259,825	3,616,764
Amazon.com, Inc.*	81,518	261,363,012
Booking Holdings, Inc.*	9,522	18,513,910
MercadoLibre, Inc.*	14,056	25,012,793
		341,335,328
INTERNET SERVICES & INFRASTRUCTURE—1.6%
Shopify, Inc., Cl. A*	15,003	16,482,146
Twilio, Inc., Cl. A*	83,212	29,908,889
		46,391,035
INVESTMENT BANKING & BROKERAGE—0.8%
Morgan Stanley	350,589	23,506,993
LEISURE FACILITIES—0.2%
Vail Resorts, Inc.	18,838	5,010,155
MANAGED HEALTHCARE—0.5%
UnitedHealth Group, Inc.	43,597	14,543,087
MOVIES & ENTERTAINMENT—1.3%
Live Nation Entertainment, Inc.*	145,913	9,695,919
Netflix, Inc.*	44,113	23,485,320
The Walt Disney Co.*	41,978	7,059,440
		40,240,679
PHARMACEUTICALS—0.2%
Horizon Therapeutics PLC*	90,187	6,536,754
RAILROADS—1.0%
Union Pacific Corp.	147,211	29,069,756
RESEARCH & CONSULTING SERVICES—0.5%
CoStar Group, Inc.*	18,065	16,253,261
RESTAURANTS—1.6%
Chipotle Mexican Grill, Inc., Cl. A*	14,868	22,004,640
Starbucks Corp.	264,020	25,559,776
		47,564,416
SEMICONDUCTOR EQUIPMENT—1.1%
Lam Research Corp.	69,693	33,727,927
SEMICONDUCTORS—9.8%
Advanced Micro Devices, Inc.*	491,415	42,084,780
Microchip Technology, Inc.	70,789	9,635,091
Micron Technology, Inc.*	369,732	28,938,924
NVIDIA Corp.	83,361	43,313,542
NXP Semiconductors NV	256,938	41,230,841
QUALCOMM, Inc.	511,439	79,927,687
Taiwan Semiconductor Manufacturing Co., Ltd.#	383,630	46,618,717
		291,749,582
SPECIALTY CHEMICALS—1.1%
The Sherwin-Williams Co.	47,293	32,717,297

THE ALGER FUNDS	ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.4% (CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—8.9% Microsoft Corp.	1,089,134	$252,635,523
ServiceNow, Inc.*	25,321	13,753,354
		266,388,877
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.2% Apple, Inc.	1,639,293	216,321,104
TRUCKING—0.7% Uber Technologies, Inc.*	387,411	19,730,842
WIRELESS TELECOMMUNICATION SERVICES—2.4% T-Mobile US, Inc.*	560,816	70,707,681
TOTAL COMMON STOCKS (Cost $1,524,185,796)		2,936,297,635
REAL ESTATE INVESTMENT TRUST—0.2%	SHARES	VALUE
RETAIL—0.2% Simon Property Group, Inc.	70,628	6,563,460
(Cost $6,395,198)		6,563,460
SPECIAL PURPOSE VEHICLE—0.1%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.1% Crosslink Ventures Capital LLC, Cl. A*,@,(b),(c)	111	2,775,000
(Cost $2,775,000)		2,775,000
Total Investments (Cost $1,533,355,994)	98.7%	$2,945,636,095
Affiliated Securities (Cost $2,775,000)		2,775,000
Unaffiliated Securities (Cost $1,530,580,994)		2,942,861,095
Other Assets in Excess of Liabilities	1.3%	38,886,661
NET ASSETS	100.0%	$2,984,522,756

#	American Depositary Receipts.
(a)	Restricted security - Security restricted from resale until the public disclosure of the company’s financial results for the period ended January 31, 2021.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(c)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
*	Non-income producing security.

THE ALGER FUNDS	ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2021
Altaba, Inc.	10/24/18	$805,470	0.03%	$637,787	0.02%
Altaba, Inc.	10/25/18	1,188,343	0.04%	936,496	0.03%
Altaba, Inc.	10/29/18	1,156,773	0.04%	949,260	0.03%
Altaba, Inc.	10/30/18	751,641	0.03%	628,418	0.02%
Altaba, Inc.	10/31/18	271,272	0.01%	215,899	0.01%
Altaba, Inc.	11/6/18	321,297	0.01%	248,904	0.01%
Crosslink Ventures Capital LLC, Cl. A	10/2/20	2,775,000	0.08%	2,775,000	0.09%
Palantir Technologies, Inc., Cl. A	10/1/20	4,530,544	0.13%	20,709,014	0.70%
Total				$27,100,778	0.91%

See Notes to Financial Statements.

THE ALGER FUNDS	ALGER 25 FUND
Schedule of Investments January 31, 2021 (Unaudited)

COMMON STOCKS—99.5%	SHARES	VALUE
AEROSPACE & DEFENSE—2.3%
TransDigm Group, Inc.*	1,006	$556,600
APPLICATION SOFTWARE—4.9%
Adobe, Inc.*	2,609	1,196,931
AUTOMOBILE MANUFACTURERS—2.0%
Tesla, Inc.*	616	488,814
CASINOS & GAMING—2.4%
DraftKings, Inc., Cl. A*	10,807	584,767
CONSUMER FINANCE—3.2%
dMY Technology Group, Inc. II, Cl. A*	37,085	769,514
DATA PROCESSING & OUTSOURCED SERVICES—9.9%
PayPal Holdings, Inc.*	5,154	1,207,634
Visa, Inc., Cl. A	6,133	1,185,202
		2,392,836
FINANCIAL EXCHANGES & DATA—3.0%
S&P Global, Inc.	2,275	721,175
HEALTHCARE EQUIPMENT—3.1%
DexCom, Inc.*	758	284,136
Intuitive Surgical, Inc.*	626	468,023
		752,159
INTERACTIVE MEDIA & SERVICES—12.2%
Alphabet, Inc., Cl. C*	764	1,402,505
Facebook, Inc., Cl. A*	3,532	912,422
Pinterest, Inc., Cl. A*	9,293	636,663
		2,951,590
INTERNET & DIRECT MARKETING RETAIL—10.0%
Amazon.com, Inc.*	757	2,427,093
MANAGED HEALTHCARE—3.1%
UnitedHealth Group, Inc.	2,251	750,889
MOVIES & ENTERTAINMENT—1.5%
Live Nation Entertainment, Inc.*	5,579	370,724
RESTAURANTS—4.4%
Starbucks Corp.	11,000	1,064,910
SEMICONDUCTOR EQUIPMENT—3.7%
Applied Materials, Inc.	9,294	898,544
SEMICONDUCTORS—10.2%
Advanced Micro Devices, Inc.*	8,862	758,942
NVIDIA Corp.	1,291	670,791
Taiwan Semiconductor Manufacturing Co., Ltd.#	8,647	1,050,783
		2,480,516
SPECIALTY CHEMICALS—2.5%
The Sherwin-Williams Co.	858	593,564
SYSTEMS SOFTWARE—9.5%
Microsoft Corp.	9,882	2,292,229

THE ALGER FUNDS	ALGER 25 FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—99.5% (CONT.)	SHARES	VALUE
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.2% Apple, Inc.	15,026	$1,982,831
WIRELESS TELECOMMUNICATION SERVICES—3.4% T-Mobile US, Inc.*	6,537	824,185
TOTAL COMMON STOCKS (Cost $16,801,048)		24,099,871
Total Investments (Cost $16,801,048)	99.5%	$24,099,871
Unaffiliated Securities (Cost $16,801,048)		24,099,871
Other Assets in Excess of Liabilities	0.5%	128,087
NET ASSETS	100.0%	$24,227,958

*	Non-income producing security. American Depositary Receipts.
#	American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS	ALGER 35 FUND
Schedule of Investments January 31, 2021 (Unaudited)

COMMON STOCKS—91.4%	SHARES	VALUE
AEROSPACE & DEFENSE—3.5%
HEICO Corp.	5,180	$609,893
APPAREL RETAIL—0.9%
The TJX Cos., Inc.	2,412	154,464
APPLICATION SOFTWARE—4.8%
Adobe, Inc.*	1,396	640,443
Datadog, Inc., Cl. A*	1,822	187,210
		827,653
AUTOMOBILE MANUFACTURERS—4.7%
Tesla, Inc.*	1,024	812,575
CASINOS & GAMING—2.6%
DraftKings, Inc., Cl. A*	8,249	446,353
CONSUMER FINANCE—4.7%
dMY Technology Group, Inc. II, Cl. A*	39,642	822,571
DATA PROCESSING & OUTSOURCED SERVICES—6.7%
PayPal Holdings, Inc.*	2,936	687,934
Square, Inc., Cl. A*	2,213	477,920
		1,165,854
DIVERSIFIED BANKS—1.4%
JPMorgan Chase & Co.	1,883	242,286
FOOD DISTRIBUTORS—3.0%
US Foods Holding Corp.*	17,044	528,194
HEALTHCARE EQUIPMENT—6.3%
CryoPort, Inc.*	3,351	228,538
DexCom, Inc.*	443	166,059
Insulet Corp.*	965	257,829
Intuitive Surgical, Inc.*	585	437,369
		1,089,795
HEALTHCARE TECHNOLOGY—3.5%
Teladoc Health, Inc.*	1,363	359,600
Veeva Systems, Inc., Cl. A*	899	248,520
		608,120
INDUSTRIAL CONGLOMERATES—2.9%
General Electric Co.	47,218	504,288
INTERACTIVE MEDIA & SERVICES—7.2%
Alphabet, Inc., Cl. C*	486	892,169
Pinterest, Inc., Cl. A*	5,264	360,637
		1,252,806
INTERNET & DIRECT MARKETING RETAIL—10.9%
Amazon.com, Inc.*	455	1,458,821
MercadoLibre, Inc.*	237	421,744
		1,880,565
INTERNET SERVICES & INFRASTRUCTURE—2.9%
Shopify, Inc., Cl. A*	454	498,760
LEISURE FACILITIES—2.6%
Vail Resorts, Inc.	1,675	445,483

THE ALGER FUNDS	ALGER 35 FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—91.4% (CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—2.0% Bio-Techne Corp.	1,066	$346,354
MOVIES & ENTERTAINMENT—1.2% Netflix, Inc.*	405	215,618
RESEARCH & CONSULTING SERVICES—1.8% CoStar Group, Inc.*	344	309,500
SEMICONDUCTOR EQUIPMENT—3.0% Applied Materials, Inc.	5,367	518,882
SEMICONDUCTORS—6.0% Advanced Micro Devices, Inc.*	3,459	296,229
QUALCOMM, Inc.	3,792	592,614
Universal Display Corp.	676	156,034
		1,044,877
SYSTEMS SOFTWARE—1.2% Crowdstrike Holdings, Inc., Cl. A*	940	202,852
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.6% Apple, Inc.	9,951	1,313,134
TOTAL COMMON STOCKS (Cost $11,442,753)		15,840,877
REAL ESTATE INVESTMENT TRUST—4.7%	SHARES	VALUE
RETAIL—2.1% Simon Property Group, Inc.	3,936	365,772
SPECIALIZED—2.6% Crown Castle International Corp.	2,799	445,769
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $799,310)		811,541
Total Investments (Cost $12,242,063)	96.1%	$16,652,418
Unaffiliated Securities (Cost $12,242,063)		16,652,418
Other Assets in Excess of Liabilities	3.9%	671,728
NET ASSETS	100.0%	$17,324,146

*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS	ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2021 (Unaudited)

COMMON STOCKS—94.1%	SHARES	VALUE
AEROSPACE & DEFENSE—1.6%
General Dynamics Corp.	4,078	$598,161
Raytheon Technologies Corp.	8,937	596,366
TransDigm Group, Inc.*	1,455	805,022
		1,999,549
ASSET MANAGEMENT & CUSTODY BANKS—3.7%
BlackRock, Inc., Cl. A	3,473	2,435,476
The Blackstone Group, Inc., Cl. A	21,938	1,474,014
The Carlyle Group, Inc.	22,818	736,337
		4,645,827
BIOTECHNOLOGY—2.5%
AbbVie, Inc.	15,134	1,550,932
Amgen, Inc.	3,959	955,821
Gilead Sciences, Inc.	9,368	614,541
		3,121,294
BROADCASTING—0.5%
ViacomCBS, Inc., Cl. B	12,912	626,232
BUILDING PRODUCTS—0.5%
Johnson Controls International PLC	13,534	674,264
CABLE & SATELLITE—1.5%
Comcast Corp., Cl. A	36,605	1,814,510
COMMODITY CHEMICALS—0.3%
Dow, Inc.	8,245	427,915
COMMUNICATIONS EQUIPMENT—1.2%
Cisco Systems, Inc.	32,297	1,439,800
COMPUTER & ELECTRONICS RETAIL—0.5%
Best Buy Co., Inc.	5,340	581,099
CONSTRUCTION MACHINERY & HEAVY TRUCKS—0.2%
PACCAR, Inc.	3,193	291,265
CONSUMER ELECTRONICS—0.6%
Garmin Ltd.	6,386	733,496
DATA PROCESSING & OUTSOURCED SERVICES—1.2%
Visa, Inc., Cl. A	7,913	1,529,187
DIVERSIFIED BANKS—5.2%
Bank of America Corp.	51,526	1,527,746
JPMorgan Chase & Co.	38,992	5,017,101
		6,544,847
ELECTRIC UTILITIES—0.8%
NextEra Energy, Inc.	13,080	1,057,780
ELECTRICAL COMPONENTS & EQUIPMENT—0.9%
Eaton Corp. PLC	9,174	1,079,780
FINANCIAL EXCHANGES & DATA—1.2%
CME Group, Inc., Cl. A	8,072	1,467,005
FOOD DISTRIBUTORS—0.6%
Sysco Corp.	10,761	769,519

THE ALGER FUNDS	ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—94.1% (CONT.)	SHARES	VALUE
HEALTHCARE EQUIPMENT—0.7%
Medtronic PLC	7,677	$854,680
HEALTHCARE SERVICES—1.1%
CVS Health Corp.	19,361	1,387,216
HOME IMPROVEMENT RETAIL—3.2%
The Home Depot, Inc.	14,637	3,963,992
HOUSEHOLD PRODUCTS—1.7%
The Procter & Gamble Co.	16,512	2,117,004
HYPERMARKETS & SUPER CENTERS—1.0%
Walmart, Inc.	8,590	1,206,809
INDUSTRIAL CONGLOMERATES—2.2%
Honeywell International, Inc.	14,038	2,742,604
INDUSTRIAL GASES—1.2%
Air Products & Chemicals, Inc.	5,816	1,551,476
INTEGRATED OIL & GAS—1.9%
Chevron Corp.	15,195	1,294,614
Exxon Mobil Corp.	7,053	316,257
TOTAL SE#,(a)	18,551	780,626
		2,391,497
INTEGRATED TELECOMMUNICATION SERVICES—2.4%
AT&T, Inc.	31,054	889,076
Verizon Communications, Inc.	37,786	2,068,784
		2,957,860
INTERACTIVE MEDIA & SERVICES—7.9%
Alphabet, Inc., Cl. A*	2,002	3,658,375
Alphabet, Inc., Cl. C*	1,941	3,563,171
Facebook, Inc., Cl. A*	10,523	2,718,407
		9,939,953
INTERNET & DIRECT MARKETING RETAIL—2.5%
Amazon.com, Inc.*	981	3,145,282
INVESTMENT BANKING & BROKERAGE—2.5%
Morgan Stanley	45,840	3,073,572
LEISURE FACILITIES—0.4%
Vail Resorts, Inc.	2,038	542,026
MANAGED HEALTHCARE—2.1%
UnitedHealth Group, Inc.	8,036	2,680,649
MULTI-LINE INSURANCE—0.4%
The Hartford Financial Services Group, Inc.	9,936	477,127
MULTI-UTILITIES—0.5%
Sempra Energy	5,217	645,656
OIL & GAS STORAGE & TRANSPORTATION—0.3%
ONEOK, Inc.	10,099	402,243
PHARMACEUTICALS—7.4%
AstraZeneca PLC#	19,380	980,628
Bristol-Myers Squibb Co.	13,462	826,971

THE ALGER FUNDS	ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—94.1% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—7.4% (CONT.)
Eli Lilly & Co.	6,696	$1,392,567
GlaxoSmithKline PLC#	19,014	708,272
Johnson & Johnson	16,211	2,644,500
Merck & Co., Inc.	10,553	813,320
Novartis AG#	8,155	737,783
Pfizer, Inc.	26,928	966,715
Viatris, Inc.*	14,256	242,209
		9,312,965
PROPERTY & CASUALTY INSURANCE—0.5%
The Progressive Corp.	6,523	568,740
RAILROADS—0.8%
Union Pacific Corp.	4,822	952,200
RESTAURANTS—1.3%
McDonald's Corp.	4,437	922,186
Starbucks Corp.	7,343	710,876
		1,633,062
SEMICONDUCTOR EQUIPMENT—2.1%
KLA Corp.	9,338	2,615,294
SEMICONDUCTORS—4.9%
Broadcom, Inc.	5,840	2,630,920
QUALCOMM, Inc.	14,425	2,254,339
Taiwan Semiconductor Manufacturing Co., Ltd.#	10,109	1,228,446
		6,113,705
SOFT DRINKS—2.7%
PepsiCo, Inc.	13,527	1,847,382
The Coca-Cola Co.	30,625	1,474,594
		3,321,976
SYSTEMS SOFTWARE—9.3%
Microsoft Corp.	50,401	11,691,016
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.8%
Apple, Inc.	82,945	10,945,422
TOBACCO—1.3%
Altria Group, Inc.	26,806	1,101,191
Philip Morris International, Inc.	6,888	548,629
		1,649,820
TOTAL COMMON STOCKS
(Cost $48,793,437)		117,687,215
MASTER LIMITED PARTNERSHIP—0.5%	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy Partners LP	17,250	675,165
(Cost $584,260)		675,165
REAL ESTATE INVESTMENT TRUST—4.4%	SHARES	VALUE
HEALTHCARE—0.5%
Welltower, Inc.	10,370	628,422

THE ALGER FUNDS	ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—4.4% (CONT.)	SHARES	VALUE
INDUSTRIAL—0.5% Americold Realty Trust	19,006	$663,500
MORTGAGE—0.7% Blackstone Mortgage Trust, Inc., Cl. A	33,724	899,082
SPECIALIZED—2.7% Crown Castle International Corp.	11,141	1,774,316
CyrusOne, Inc.	9,552	696,818
Lamar Advertising Co., Cl. A	10,535	851,017
		3,322,151
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $3,966,754)		5,513,155
SHORT—TERM INVESTMENTS—0.1%	SHARES	VALUE
MONEY MARKET FUND—0.1% Invesco Government & Agency Portfolio, Cl. Institutional, 0.03%	66,750	66,750
(Cost $66,750)		66,750
Total Investments (Cost $53,411,201)	99.1%	$123,942,285
Unaffiliated Securities (Cost $53,411,201)		123,942,285
Other Assets in Excess of Liabilities	0.9%	1,093,838
NET ASSETS	100.0%	$125,036,123

#	American Depositary Receipts.
(a)	All or portion of the security is on loan.
*	Non-income producing security.

THE ALGER FUNDS	ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2021 (Unaudited)

COMMON STOCKS—92.1%	SHARES	VALUE
AEROSPACE & DEFENSE—2.1%
HEICO Corp.	27,185	$3,200,762
Teledyne Technologies, Inc.*	3,753	1,339,858
TransDigm Group, Inc.*	2,657	1,470,065
		6,010,685
AGRICULTURAL & FARM MACHINERY—0.6%
Hydrofarm Holdings Group, Inc.*	21,657	1,635,320
AIR FREIGHT & LOGISTICS—0.7%
XPO Logistics, Inc.*	17,978	1,984,951
APPAREL ACCESSORIES & LUXURY GOODS—1.3%
Capri Holdings Ltd.*	34,365	1,431,646
Moncler SpA*	43,837	2,470,107
		3,901,753
APPAREL RETAIL—0.5%
Burlington Stores, Inc.*	5,422	1,349,536
APPLICATION SOFTWARE—15.1%
ANSYS, Inc.*	8,283	2,935,247
Atlassian Corp. PLC, Cl. A*	8,849	2,045,269
Avalara, Inc.*	14,071	2,110,650
Benefitfocus, Inc.*	71,827	883,472
Cadence Design Systems, Inc.*	28,183	3,674,781
Coupa Software, Inc.*	9,765	3,025,881
Datadog, Inc., Cl. A*	29,568	3,038,112
DocuSign, Inc., Cl. A*	20,028	4,664,321
Dynatrace, Inc.*	48,242	2,002,525
Fair Isaac Corp.*	4,203	1,891,812
Five9, Inc.*	25,930	4,310,863
MicroStrategy, Inc., Cl. A*	3,266	2,016,134
Palantir Technologies, Inc., Cl. A*,@,(a)	73,492	2,212,499
Paycom Software, Inc.*	8,198	3,113,109
PTC, Inc.*	34,919	4,641,084
Sprout Social, Inc., Cl. A*	24,000	1,584,000
		44,149,759
BIOTECHNOLOGY—4.7%
BioMarin Pharmaceutical, Inc.*	16,903	1,399,231
Exact Sciences Corp.*	9,187	1,260,089
Forte Biosciences, Inc.*	91,707	3,105,199
Incyte Corp.*	16,188	1,452,873
Invitae Corp.*	62,800	3,109,856
Natera, Inc.*	32,591	3,475,504
		13,802,752
CASINOS & GAMING—3.4%
DraftKings, Inc., Cl. A*	90,416	4,892,410
Flutter Entertainment PLC*	6,791	1,263,059
Penn National Gaming, Inc.*	37,662	3,906,302
		10,061,771

THE ALGER FUNDS	ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—92.1% (CONT.)	SHARES	VALUE
CONSUMER FINANCE—1.7%
dMY Technology Group, Inc. II, Cl. A*	239,427	$4,968,110
DATA PROCESSING & OUTSOURCED SERVICES—1.8%
Square, Inc., Cl. A*	24,378	5,264,673
DISTRIBUTORS—0.5%
Pool Corp.	3,876	1,372,802
DIVERSIFIED SUPPORT SERVICES—1.9%
Cintas Corp.	5,457	1,735,981
Copart, Inc.*	33,733	3,702,197
		5,438,178
EDUCATION SERVICES—0.6%
Chegg, Inc.*	18,027	1,717,252
ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
AMETEK, Inc.	13,094	1,483,027
Generac Holdings, Inc.*	6,146	1,514,497
		2,997,524
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.3%
Trimble, Inc.*	57,091	3,762,868
FERTILIZERS & AGRICULTURAL CHEMICALS—0.7%
The Scotts Miracle-Gro Co.	9,175	2,031,437
FINANCIAL EXCHANGES & DATA—0.5%
MarketAxess Holdings, Inc.	2,965	1,603,353
FOOD DISTRIBUTORS—1.1%
US Foods Holding Corp.*	108,032	3,347,912
HEALTHCARE EQUIPMENT—4.7%
ABIOMED, Inc.*	4,988	1,737,071
CryoPort, Inc.*	42,149	2,874,562
DexCom, Inc.*	5,910	2,215,364
Insulet Corp.*	12,853	3,434,065
Masimo Corp.*	8,758	2,241,347
Nevro Corp.*	7,774	1,257,755
		13,760,164
HEALTHCARE SERVICES—1.5%
Guardant Health, Inc.*	27,936	4,344,048
HEALTHCARE SUPPLIES—1.3%
Align Technology, Inc.*	7,139	3,750,688
HEALTHCARE TECHNOLOGY—3.0%
Teladoc Health, Inc.*	15,576	4,109,416
Veeva Systems, Inc., Cl. A*	17,311	4,785,453
		8,894,869
HOMEFURNISHING RETAIL—0.8%
Williams-Sonoma, Inc.	19,331	2,492,153
HOTELS RESORTS & CRUISE LINES—0.4%
Extended Stay America, Inc.	82,925	1,217,339

THE ALGER FUNDS	ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—92.1% (CONT.)	SHARES	VALUE
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.7%
Upwork, Inc.*	51,889	$2,150,799
INDUSTRIAL MACHINERY—1.0%
The Middleby Corp.*	21,156	2,871,292
INTERACTIVE HOME ENTERTAINMENT—1.9%
Activision Blizzard, Inc.	24,262	2,207,842
Skillz, Inc.*	122,544	3,384,665
		5,592,507
INTERACTIVE MEDIA & SERVICES—1.8%
Pinterest, Inc., Cl. A*	78,948	5,408,727
INTERNET & DIRECT MARKETING RETAIL—5.3%
Etsy, Inc.*	12,317	2,452,192
Farfetch Ltd., Cl. A*	64,524	3,951,450
Fiverr International Ltd.*	6,873	1,419,343
Magnite, Inc.*	138,360	4,792,790
MercadoLibre, Inc.*	1,678	2,986,018
		15,601,793
INTERNET SERVICES & INFRASTRUCTURE—3.8%
BigCommerce Holdings, Inc.*	72,240	5,774,866
Okta, Inc., Cl. A*	14,523	3,761,602
Twilio, Inc., Cl. A*	4,384	1,575,741
		11,112,209
LEISURE FACILITIES—0.9%
Vail Resorts, Inc.	9,606	2,554,812
LEISURE PRODUCTS—0.7%
Peloton Interactive, Inc., Cl. A*	14,379	2,101,203
LIFE SCIENCES TOOLS & SERVICES—3.7%
10X Genomics, Inc., Cl. A*	16,667	2,852,557
Bio-Techne Corp.	15,284	4,965,924
Repligen Corp.*	14,474	2,894,800
		10,713,281
METAL & GLASS CONTAINERS—0.5%
Ball Corp.	15,472	1,361,845
MOVIES & ENTERTAINMENT—2.7%
Live Nation Entertainment, Inc.*	11,241	746,964
Roku, Inc., Cl. A*	18,250	7,099,797
		7,846,761
PHARMACEUTICALS—2.0%
Catalent, Inc.*	19,794	2,277,300
Green Thumb Industries, Inc.*	127,666	3,699,509
		5,976,809
REGIONAL BANKS—1.0%
SVB Financial Group*	6,559	2,871,399
RESEARCH & CONSULTING SERVICES—2.6%
CoStar Group, Inc.*	4,382	3,942,529

THE ALGER FUNDS	ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—92.1% (CONT.)	SHARES	VALUE
RESEARCH & CONSULTING SERVICES—2.6% (CONT.)
Verisk Analytics, Inc., Cl. A	20,040	$3,677,340
		7,619,869
RESTAURANTS—1.6%
Chipotle Mexican Grill, Inc., Cl. A*	1,978	2,927,440
Shake Shack, Inc., Cl. A*	15,684	1,778,879
		4,706,319
SEMICONDUCTOR EQUIPMENT—2.9%
KLA Corp.	7,762	2,173,903
Lam Research Corp.	7,372	3,567,679
SolarEdge Technologies, Inc.*	10,026	2,890,797
		8,632,379
SEMICONDUCTORS—3.4%
Advanced Micro Devices, Inc.*	45,977	3,937,470
Microchip Technology, Inc.	20,162	2,744,250
Universal Display Corp.	13,747	3,173,083
		9,854,803
SYSTEMS SOFTWARE—2.6%
Crowdstrike Holdings, Inc., Cl. A*	25,558	5,515,416
Palo Alto Networks, Inc.*	5,590	1,960,693
		7,476,109
TRUCKING—1.8%
Old Dominion Freight Line, Inc.	10,731	2,081,814
Uber Technologies, Inc.*	63,654	3,241,898
		5,323,712
TOTAL COMMON STOCKS
(Cost $186,705,625)		269,636,525
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(b),(c)	219,610	32,942
(Cost $988,245)		32,942
WARRANTS—1.5%	SHARES	VALUE
BIOTECHNOLOGY—1.5%
Forte Biosciences, Inc., 2/20/21*,@	193,270	4,502,418
(Cost $0)		4,502,418
RIGHTS—0.1%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Tolero CDR*,@,(b),(d)	590,059	407,141
(Cost $315,501)		407,141
REAL ESTATE INVESTMENT TRUST—4.8%	SHARES	VALUE
RETAIL—2.2%
Simon Property Group, Inc.	31,061	2,886,499
Tanger Factory Outlet Centers, Inc.	227,968	3,517,546
		6,404,045

THE ALGER FUNDS	ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—4.8% (CONT.)	SHARES	VALUE
SPECIALIZED—2.6%
Crown Castle International Corp.	47,449	$7,556,728
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $12,888,249)		13,960,773
SPECIAL PURPOSE VEHICLE—0.6%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.6%
Crosslink Ventures Capital LLC, Cl. A*,@,(b),(c)	48	1,200,000
Crosslink Ventures Capital LLC, Cl. B*,@,(b),(c)	19	475,000
		1,675,000
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $1,675,000)		1,675,000
Total Investments
(Cost $202,572,620)	99.1%	$290,214,799
Affiliated Securities (Cost $2,663,245)		1,707,942
Unaffiliated Securities (Cost $199,909,375)		288,506,857
Other Assets in Excess of Liabilities	0.9%	2,563,219
NET ASSETS	100.0%	$292,778,018

(a) Restricted security - Security restricted from resale until the public disclosure of the company’s financial results for the period ended January 31, 2021.
(b) Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(c) Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(d) Contingent Deferred Rights.
*    Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2021
Crosslink Ventures Capital LLC, Cl. A	10/2/20	$1,200,000	0.50%	$1,200,000	0.41%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	475,000	0.19%	475,000	0.16%
Forte Biosciences, Inc., Warrants	2/19/20	0	0.00%	4,502,418	1.54%
Palantir Technologies, Inc., Cl. A	10/1/20	483,715	0.20%	2,212,499	0.76%
Prosetta Biosciences, Inc., Series D	2/6/15	988,245	0.50%	32,942	0.01%
Tolero CDR	2/6/17	315,501	0.19%	407,141	0.14%
Total				$8,830,000	3.02%

See Notes to Financial Statements.

THE ALGER FUNDS	ALGER MID CAP FOCUS FUND
Schedule of Investments January 31, 2021 (Unaudited)

COMMON STOCKS—91.9%	SHARES	VALUE
AEROSPACE & DEFENSE—2.9%
EHang Holdings Ltd.#,*	108,070	$7,171,525
HEICO Corp., Cl. A	102,986	10,948,442
		18,119,967
AGRICULTURAL & FARM MACHINERY—1.2%
Hydrofarm Holdings Group, Inc.*	101,761	7,683,973
AIR FREIGHT & LOGISTICS—1.5%
XPO Logistics, Inc.*	82,459	9,104,298
APPAREL ACCESSORIES & LUXURY GOODS—1.1%
Capri Holdings Ltd.*	160,779	6,698,053
APPAREL RETAIL—1.7%
Burlington Stores, Inc.*	42,265	10,519,758
APPLICATION SOFTWARE—14.4%
Anaplan, Inc.*	154,272	10,289,942
Bentley Systems, Inc., Cl. B	272,209	10,695,092
Cloudera, Inc.*	921,931	14,077,886
DocuSign, Inc., Cl. A*	48,338	11,257,437
Dynatrace, Inc.*	184,834	7,672,459
Manhattan Associates, Inc.*	99,998	11,322,774
MicroStrategy, Inc., Cl. A*	21,661	13,371,552
RingCentral, Inc., Cl. A*	29,170	10,878,076
		89,565,218
ASSET MANAGEMENT & CUSTODY BANKS—3.7%
Star Peak Energy Transition Corp., Cl. A*	433,452	11,746,549
Switchback Energy Acquisition Corp., Cl. A*	293,328	11,164,064
		22,910,613
BIOTECHNOLOGY—5.6%
DermTech, Inc.*	221,304	9,069,038
Exact Sciences Corp.*	59,613	8,176,519
Invitae Corp.*	357,603	17,708,501
		34,954,058
CASINOS & GAMING—5.3%
DraftKings, Inc., Cl. A*	294,568	15,939,075
Penn National Gaming, Inc.*	166,227	17,241,064
		33,180,139
CONSUMER FINANCE—2.0%
dMY Technology Group, Inc. II, Cl. A*	604,862	12,550,886
DATA PROCESSING & OUTSOURCED SERVICES—1.6%
Square, Inc., Cl. A*	45,529	9,832,443
DISTRIBUTORS—1.5%
Pool Corp.	26,051	9,226,743
ELECTRICAL COMPONENTS & EQUIPMENT—1.9%
Generac Holdings, Inc.*	47,330	11,663,059
HEALTHCARE SERVICES—1.3%
1Life Healthcare, Inc.*	164,695	8,333,567

THE ALGER FUNDS	ALGER MID CAP FOCUS FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—91.9% (CONT.)	SHARES	VALUE
HEALTHCARE SUPPLIES—1.1%
Align Technology, Inc.*	12,702	$6,673,377
HEALTHCARE TECHNOLOGY—2.8%
Renalytix AI PLC#,*	284,279	7,442,424
Veeva Systems, Inc., Cl. A*	37,114	10,259,794
		17,702,218
HOME IMPROVEMENT RETAIL—1.6%
GrowGeneration Corp.*	230,566	9,958,145
INDUSTRIAL MACHINERY—5.7%
Colfax Corp.*	318,900	11,837,568
Helios Technologies, Inc.	202,104	11,024,773
The Middleby Corp.*	91,523	12,421,502
		35,283,843
INTERACTIVE MEDIA & SERVICES—2.5%
Pinterest, Inc., Cl. A*	222,279	15,228,334
INTERNET & DIRECT MARKETING RETAIL—13.2%
Chewy, Inc., Cl. A*	102,655	10,452,332
Farfetch Ltd., Cl. A*	249,755	15,294,996
Fiverr International Ltd.*	36,488	7,535,137
Magnite, Inc.*	602,421	20,867,864
MercadoLibre, Inc.*	9,173	16,323,445
Pinduoduo, Inc.#,*	71,604	11,865,499
		82,339,273
INTERNET SERVICES & INFRASTRUCTURE—1.5%
Shopify, Inc., Cl. A*	8,445	9,277,593
LIFE SCIENCES TOOLS & SERVICES—1.7%
Quanterix Corp.*	162,516	10,521,286
MOVIES & ENTERTAINMENT—2.8%
Roku, Inc., Cl. A*	45,255	17,605,553
PAPER PACKAGING—1.0%
Ranpak Holdings Corp., Cl. A*	349,797	6,065,480
SEMICONDUCTOR EQUIPMENT—1.7%
Enphase Energy, Inc.*	57,916	10,560,983
SEMICONDUCTORS—1.6%
Universal Display Corp.	41,917	9,675,282
SYSTEMS SOFTWARE—7.5%
Cloudflare, Inc., Cl. A*	209,319	16,046,395
Crowdstrike Holdings, Inc., Cl. A*	81,975	17,690,205
Telos Corp.*	370,685	13,085,180
		46,821,780
TRADING COMPANIES & DISTRIBUTORS—1.5%
SiteOne Landscape Supply, Inc.*	59,822	9,432,733
TOTAL COMMON STOCKS
(Cost $438,072,369)		571,488,655

THE ALGER FUNDS	ALGER MID CAP FOCUS FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

		VALUE
Total Investments (Cost $438,072,369)	91.9%	$571,488,655
Unaffiliated Securities (Cost $438,072,369)		571,488,655
Other Assets in Excess of Liabilities	8.1%	50,385,249
NET ASSETS	100.0%	$621,873,904

#	American Depositary Receipts.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS	ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments January 31, 2021 (Unaudited)

COMMON STOCKS—98.2%	SHARES	VALUE
AEROSPACE & DEFENSE—1.5%
Kratos Defense & Security Solutions, Inc.*	769,454	$20,421,309
AIR FREIGHT & LOGISTICS—1.2%
XPO Logistics, Inc.*	145,052	16,015,191
APPAREL ACCESSORIES & LUXURY GOODS—0.1%
Canada Goose Holdings, Inc.*	58,210	1,947,707
APPAREL RETAIL—0.4%
MYT Netherlands Parent BV#,*	156,137	5,140,030
APPLICATION SOFTWARE—16.8%
Altair Engineering, Inc., Cl. A*	55,276	3,091,587
Avalara, Inc.*	128,063	19,209,450
Bill.com Holdings, Inc.*	34,781	4,239,108
Cerence, Inc.*	312,578	34,980,604
Ebix, Inc.	479,412	24,962,983
Everbridge, Inc.*	189,310	25,164,978
LivePerson, Inc.*	83,658	5,300,571
Mimecast Ltd.*	145,007	6,244,001
Paylocity Holding Corp.*	342,047	64,120,131
SPS Commerce, Inc.*	125,089	12,370,051
Vertex, Inc., Cl. A*	811,105	26,644,799
		226,328,263
ASSET MANAGEMENT & CUSTODY BANKS—4.4%
Hamilton Lane, Inc., Cl. A	385,653	29,066,667
StepStone Group, Inc., Cl. A*	858,725	30,158,422
		59,225,089
BIOTECHNOLOGY—10.4%
ACADIA Pharmaceuticals, Inc.*	916,853	44,054,787
Natera, Inc.*	647,613	69,061,451
Puma Biotechnology, Inc.*	1,380,976	16,212,658
Ultragenyx Pharmaceutical, Inc.*	72,548	10,054,427
		139,383,323
CONSUMER FINANCE—3.5%
LendingTree, Inc.*	37,563	12,227,508
Upstart Holdings, Inc.*	571,483	35,540,528
		47,768,036
EDUCATION SERVICES—6.0%
Chegg, Inc.*	844,109	80,409,823
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.6%
Novanta, Inc.*	60,066	7,503,445
ENVIRONMENTAL & FACILITIES SERVICES—3.6%
Casella Waste Systems, Inc., Cl. A*	616,761	35,303,399
Montrose Environmental Group, Inc.*	368,117	13,612,967
		48,916,366
GENERAL MERCHANDISE STORES—3.8%
Ollie's Bargain Outlet Holdings, Inc.*	534,135	50,598,609

THE ALGER FUNDS	ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.2% (CONT.)	SHARES	VALUE
HEALTHCARE DISTRIBUTORS—1.3%
PetIQ, Inc., Cl. A*	522,154	$18,097,858
HEALTHCARE EQUIPMENT—7.5%
Eargo, Inc.*	322,818	16,973,770
Glaukos Corp.*	264,931	23,496,730
Nevro Corp.*	373,911	60,495,061
		100,965,561
HEALTHCARE FACILITIES—1.0%
US Physical Therapy, Inc.	109,951	13,231,503
HEALTHCARE SUPPLIES—0.6%
BioLife Solutions, Inc.*	55,938	2,121,169
Silk Road Medical, Inc.*	110,418	6,021,093
		8,142,262
HEALTHCARE TECHNOLOGY—2.2%
Inspire Medical Systems, Inc.*	13,172	2,654,290
Tabula Rasa HealthCare, Inc.*	478,489	27,173,390
		29,827,680
INSURANCE BROKERS—1.9%
Goosehead Insurance, Inc., Cl. A	189,931	25,374,782
IT CONSULTING & OTHER SERVICES—2.2%
Globant SA*	157,205	30,183,360
LEISURE FACILITIES—2.1%
Planet Fitness, Inc., Cl. A*	394,067	28,372,824
LIFE SCIENCES TOOLS & SERVICES—2.7%
NeoGenomics, Inc.*	693,787	36,784,587
MANAGED HEALTHCARE—6.0%
Progyny, Inc.*	1,727,031	80,773,240
OIL & GAS EQUIPMENT & SERVICES—3.0%
Core Laboratories NV	1,219,137	40,207,138
PHARMACEUTICALS—0.4%
Aerie Pharmaceuticals, Inc.*	285,179	4,902,227
REAL ESTATE SERVICES—5.4%
FirstService Corp.	526,867	72,101,749
REGIONAL BANKS—3.7%
Signature Bank	304,377	50,280,037
RESTAURANTS—0.8%
Wingstop, Inc.	75,615	11,346,031
SEMICONDUCTORS—1.0%
Impinj, Inc.*	244,506	12,951,483
SYSTEMS SOFTWARE—0.9%
Rapid7, Inc.*	132,542	11,507,296
THRIFTS & MORTGAGE FINANCE—0.7%
Axos Financial, Inc.*	249,571	9,720,790

THE ALGER FUNDS	ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.2% (CONT.)	SHARES	VALUE
TRADING COMPANIES & DISTRIBUTORS—2.5%
SiteOne Landscape Supply, Inc.*	213,544	$33,671,618
TOTAL COMMON STOCKS
(Cost $882,251,525)		1,322,099,217
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	231,474	34,721
(Cost $1,041,633)		34,721
Total Investments
(Cost $883,293,158)	98.2%	$1,322,133,938
Affiliated Securities (Cost $1,041,633)		34,721
Unaffiliated Securities (Cost $882,251,525)		1,322,099,217
Other Assets in Excess of Liabilities	1.8%	24,547,538
NET ASSETS	100.0%	$1,346,681,476

#	American Depositary Receipts.
(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2021
Prosetta Biosciences, Inc., Series D	2/6/15	$1,041,633	0.10%	$34,721	0.00%
Total				$34,721	0.00%

See Notes to Financial Statements.

THE ALGER FUNDS	ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2021 (Unaudited)

COMMON STOCKS—90.5%	SHARES	VALUE
AEROSPACE & DEFENSE—0.9%
Hexcel Corp.	34,217	$1,493,914
Mercury Systems, Inc.*	54,017	3,838,448
		5,332,362
AGRICULTURAL & FARM MACHINERY—1.1%
Hydrofarm Holdings Group, Inc.*	86,644	6,542,488
ALTERNATIVE CARRIERS—1.1%
Bandwidth, Inc., Cl. A*	35,135	6,258,949
APPAREL RETAIL—0.7%
Burlington Stores, Inc.*	16,007	3,984,142
APPLICATION SOFTWARE—19.1%
ACI Worldwide, Inc.*	242,969	9,327,580
Avalara, Inc.*	75,095	11,264,250
Benefitfocus, Inc.*	112,510	1,383,873
Bill.com Holdings, Inc.*	51,055	6,222,583
Blackbaud, Inc.	52,141	3,466,855
Blackline, Inc.*	25,994	3,369,342
Coupa Software, Inc.*	25,361	7,858,613
Everbridge, Inc.*	56,890	7,562,388
Guidewire Software, Inc.*	36,254	4,159,784
HubSpot, Inc.*	33,899	12,617,208
Manhattan Associates, Inc.*	43,520	4,927,770
Medallia, Inc.*	95,176	3,949,804
Paycom Software, Inc.*	20,907	7,939,224
Q2 Holdings, Inc.*	75,077	9,609,105
Smartsheet, Inc., Cl. A*	50,161	3,498,228
Sprout Social, Inc., Cl. A*	46,113	3,043,458
SPS Commerce, Inc.*	42,064	4,159,709
Tyler Technologies, Inc.*	9,415	3,980,568
Vertex, Inc., Cl. A*	102,413	3,364,267
		111,704,609
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
Affiliated Managers Group, Inc.	41,772	4,602,857
BIOTECHNOLOGY—4.4%
CareDx, Inc.*	219,083	16,744,514
Exact Sciences Corp.*	38,463	5,275,585
Karuna Therapeutics, Inc.*	12,541	1,244,443
Turning Point Therapeutics, Inc.*	19,032	2,388,326
		25,652,868
CASINOS & GAMING—3.8%
DraftKings, Inc., Cl. A*	208,643	11,289,673
Penn National Gaming, Inc.*	103,931	10,779,723
		22,069,396
CONSUMER FINANCE—1.7%
dMY Technology Group, Inc. II, Cl. A*	482,022	10,001,957
DIVERSIFIED SUPPORT SERVICES—0.4%
IAA, Inc.*	41,858	2,391,766

THE ALGER FUNDS	ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2021 (Unaudited)

COMMON STOCKS—90.5% (CONT.)	SHARES	VALUE
ELECTRICAL COMPONENTS & EQUIPMENT—1.2%
Sunrun, Inc.*	104,635	$7,248,066
ELECTRONIC COMPONENTS—0.6%
Dolby Laboratories, Inc., Cl. A	39,753	3,499,457
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.1%
Cognex Corp.	75,217	6,177,572
FINANCIAL EXCHANGES & DATA—0.7%
Tradeweb Markets, Inc., Cl. A	70,763	4,301,683
FOOD DISTRIBUTORS—1.5%
The Chefs' Warehouse, Inc.*	77,983	2,128,156
US Foods Holding Corp.*	209,490	6,492,095
		8,620,251
HEALTHCARE EQUIPMENT—10.3%
ABIOMED, Inc.*	20,024	6,973,358
Cantel Medical Corp.*	105,180	8,306,065
CryoPort, Inc.*	113,772	7,759,251
DexCom, Inc.*	21,982	8,239,953
Inmode Ltd.*	36,769	2,164,223
Inogen, Inc.*	29,567	1,446,713
Insulet Corp.*	57,157	15,271,207
Mesa Laboratories, Inc.	9,379	2,599,296
Tandem Diabetes Care, Inc.*	78,172	7,242,636
		60,002,702
HEALTHCARE SERVICES—3.0%
1Life Healthcare, Inc.*	122,552	6,201,131
Biodesix, Inc.*	61,342	1,483,250
Guardant Health, Inc.*	53,968	8,392,024
Progenity, Inc.*	199,340	1,371,459
		17,447,864
HEALTHCARE SUPPLIES—4.5%
Neogen Corp.*	118,549	9,587,057
Quidel Corp.*	67,478	16,934,954
		26,522,011
HEALTHCARE TECHNOLOGY—6.0%
Teladoc Health, Inc.*	40,078	10,573,779
Veeva Systems, Inc., Cl. A*	57,667	15,941,466
Vocera Communications, Inc.*	197,535	8,681,663
		35,196,908
HOMEFURNISHING RETAIL—0.7%
Bed Bath & Beyond, Inc.	117,097	4,137,037
HYPERMARKETS & SUPER CENTERS—0.7%
BJ's Wholesale Club Holdings, Inc.*	98,861	4,159,082
INSURANCE BROKERS—0.3%
eHealth, Inc.*	32,817	1,570,294
INTERACTIVE HOME ENTERTAINMENT—1.0%
Take-Two Interactive Software, Inc.*	28,345	5,681,755

THE ALGER FUNDS	ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—90.5% (CONT.)	SHARES	VALUE
INTERACTIVE MEDIA & SERVICES—0.4%
Eventbrite, Inc., Cl. A*	114,151	$2,037,595
INTERNET & DIRECT MARKETING RETAIL—5.3%
Farfetch Ltd., Cl. A*	168,237	10,302,834
Fiverr International Ltd.*	33,015	6,817,927
Magnite, Inc.*	285,570	9,892,145
The RealReal, Inc.*	159,003	3,765,191
		30,778,097
INTERNET SERVICES & INFRASTRUCTURE—0.4%
BigCommerce Holdings, Inc.*	32,008	2,558,720
LEISURE FACILITIES—0.4%
Planet Fitness, Inc., Cl. A*	36,264	2,611,008
LIFE SCIENCES TOOLS & SERVICES—7.8%
10X Genomics, Inc., Cl. A*	31,518	5,394,306
Bio-Techne Corp.	43,866	14,252,502
Maravai LifeSciences Holdings, Inc., Cl. A*	38,051	1,325,697
NanoString Technologies, Inc.*	158,158	11,075,805
NeoGenomics, Inc.*	90,429	4,794,545
PRA Health Sciences, Inc.*	22,823	2,812,706
Repligen Corp.*	30,514	6,102,800
		45,758,361
MANAGED HEALTHCARE—0.7%
HealthEquity, Inc.*	49,095	4,101,887
MOVIES & ENTERTAINMENT—0.8%
Live Nation Entertainment, Inc.*	66,988	4,451,353
OIL & GAS EXPLORATION & PRODUCTION—0.8%
Magnolia Oil & Gas Corp., Cl. A*	548,040	4,641,899
PHARMACEUTICALS—0.2%
Aerie Pharmaceuticals, Inc.*	75,221	1,293,049
REGIONAL BANKS—0.6%
Webster Financial Corp.	78,373	3,663,938
RESTAURANTS—2.8%
Shake Shack, Inc., Cl. A*	86,594	9,821,492
Wingstop, Inc.	43,100	6,467,155
		16,288,647
SEMICONDUCTOR EQUIPMENT—0.9%
SolarEdge Technologies, Inc.*	17,162	4,948,320
SEMICONDUCTORS—0.9%
Universal Display Corp.	22,106	5,102,507
SPECIALTY CHEMICALS—0.8%
Balchem Corp.	42,173	4,513,776
SPECIALTY STORES—1.1%
Five Below, Inc.*	27,426	4,819,571
Leslie's, Inc.*	6,810	194,766
Sportsman's Warehouse Holdings, Inc.*	84,137	1,474,080
		6,488,417

THE ALGER FUNDS	ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—90.5% (CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—1.0%
Proofpoint, Inc.*	46,305	$5,977,049
TOTAL COMMON STOCKS
(Cost $310,353,623)		528,320,699
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	50,688	7,603
(Cost $228,096)		7,603
RIGHTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Tolero CDR*,@,(a),(c)	174,782	120,600
(Cost $94,483)		120,600
REAL ESTATE INVESTMENT TRUST—1.1%	SHARES	VALUE
SPECIALIZED—1.1%
Digital Realty Trust, Inc.	45,352	6,528,420
(Cost $5,951,480)		6,528,420
SPECIAL PURPOSE VEHICLE—0.4%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.4%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	72	1,800,000
Crosslink Ventures Capital LLC, Cl. B*,@,(a),(b)	19	475,000
		2,275,000
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $2,275,000)		2,275,000
Total Investments
(Cost $318,902,682)	92.0%	$537,252,322
Affiliated Securities (Cost $2,503,096)		2,282,603
Unaffiliated Securities (Cost $316,399,586)		534,969,719
Other Assets in Excess of Liabilities	8.0%	46,984,396
NET ASSETS	100.0%	$584,236,718

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2021
Crosslink Ventures Capital LLC, Cl. A	10/2/20	$1,800,000	0.49%	$1,800,000	0.31%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	475,000	0.10%	475,000	0.08%
Prosetta Biosciences, Inc., Series D	2/6/15	228,096	0.10%	7,603	0.00%
Tolero CDR	2/6/17	94,483	0.08%	120,600	0.02%
Total				$2,403,203	0.41%

See Notes to Financial Statements.

THE ALGER FUNDS	ALGER SMALL CAP FOCUS FUND
Schedule of Investments January 31, 2021 (Unaudited)

COMMON STOCKS—97.8%	SHARES	VALUE
AEROSPACE & DEFENSE—1.0%
Mercury Systems, Inc.*	1,170,390	$83,167,913
ALTERNATIVE CARRIERS—1.3%
Bandwidth, Inc., Cl. A*	566,582	100,930,918
APPLICATION SOFTWARE—22.1%
ANSYS, Inc.*	445,432	157,847,738
Avalara, Inc.*	1,159,410	173,911,500
Blackline, Inc.*	1,360,409	176,336,215
Coupa Software, Inc.*	451,704	139,969,518
Datadog, Inc., Cl. A*	1,405,201	144,384,403
Everbridge, Inc.*	1,101,915	146,477,561
Guidewire Software, Inc.*	1,006,464	115,481,679
Medallia, Inc.*	1,817,677	75,433,595
Model N, Inc.*	3,107,542	105,594,277
Paycom Software, Inc.*	336,925	127,943,900
PROS Holdings, Inc.*	2,065,118	87,024,073
Q2 Holdings, Inc.*	989,802	126,684,758
Smartsheet, Inc., Cl. A*	1,156,833	80,677,533
Tyler Technologies, Inc.*	266,038	112,478,206
		1,770,244,956
BIOTECHNOLOGY—10.0%
CareDx, Inc.*	4,197,582	320,821,192
Natera, Inc.*	3,849,750	410,537,340
Vericel Corp.*	1,662,472	68,610,220
		799,968,752
BUILDING PRODUCTS—2.2%
Trex Co., Inc.*	1,888,109	173,271,763
EDUCATION SERVICES—3.2%
Chegg, Inc.*	2,693,974	256,627,963
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.2%
Cognex Corp.	2,162,268	177,587,071
HEALTHCARE DISTRIBUTORS—0.8%
PetIQ, Inc., Cl. A*	1,860,698	64,491,793
HEALTHCARE EQUIPMENT—18.2%
AtriCure, Inc.*	2,881,152	167,769,481
Cantel Medical Corp.*	2,506,023	197,900,636
CryoPort, Inc.*	4,676,882	318,963,352
Heska Corp.*	1,025,158	171,570,443
Insulet Corp.*	668,080	178,497,614
iRhythm Technologies, Inc.*	332,613	56,018,682
Nevro Corp.*	954,833	154,482,431
Shockwave Medical, Inc.*	923,512	107,164,333
Tactile Systems Technology, Inc.*	1,903,368	103,828,724
		1,456,195,696
HEALTHCARE SERVICES—2.3%
Guardant Health, Inc.*	1,160,083	180,392,907

THE ALGER FUNDS	ALGER SMALL CAP FOCUS FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—97.8% (CONT.)	SHARES	VALUE
HEALTHCARE SUPPLIES—4.8%
Neogen Corp.*	1,531,679	$123,866,881
Quidel Corp.*	1,035,340	259,839,280
		383,706,161
HEALTHCARE TECHNOLOGY—4.3%
Inspire Medical Systems, Inc.*	655,118	132,012,828
Veeva Systems, Inc., Cl. A*	760,935	210,352,872
		342,365,700
INDUSTRIAL MACHINERY—1.7%
RBC Bearings, Inc.*	819,774	137,172,783
INTERNET & DIRECT MARKETING RETAIL—1.1%
Stamps.com, Inc.*	388,937	88,798,206
INTERNET SERVICES & INFRASTRUCTURE—1.1%
BigCommerce Holdings, Inc.*	1,097,864	87,763,248
LIFE SCIENCES TOOLS & SERVICES—8.5%
Berkeley Lights, Inc.*	1,902,983	137,014,776
Bio-Techne Corp.	540,332	175,559,270
NanoString Technologies, Inc.*	1,966,945	137,745,158
Repligen Corp.*	1,126,596	225,319,200
		675,638,404
MANAGED HEALTHCARE—1.3%
HealthEquity, Inc.*	1,243,306	103,878,216
RESTAURANTS—4.8%
Shake Shack, Inc., Cl. A*	1,739,863	197,335,261
Wingstop, Inc.	1,246,810	187,083,841
		384,419,102
SEMICONDUCTORS—2.7%
Monolithic Power Systems, Inc.	618,227	219,649,871
SYSTEMS SOFTWARE—4.2%
Appian Corp., Cl. A*	1,002,135	218,926,412
Sailpoint Technologies Holdings, Inc.*	2,052,903	113,546,065
		332,472,477
TOTAL COMMON STOCKS
(Cost $4,600,379,482)		7,818,743,900
RIGHTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Tolero CDR*,@,(a),(b)	11,905	8,214
(Cost $6,436)		8,214
Total Investments
(Cost $4,600,385,918)	97.8%	$7,818,752,114
Unaffiliated Securities (Cost $4,600,385,918)		7,818,752,114
Other Assets in Excess of Liabilities	2.2%	178,617,219
NET ASSETS	100.0%	$7,997,369,333

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

THE ALGER FUNDS	ALGER SMALL CAP FOCUS FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2021
Tolero CDR	2/6/17	$6,436	0.00%	$8,214	0.00%
Total				$8,214	0.00%

See Notes to Financial Statements.

THE ALGER FUNDS	ALGER INTERNATIONAL FOCUS FUND
Schedule of Investments January 31, 2021 (Unaudited)

COMMON STOCKS—97.3%	SHARES	VALUE
AUSTRALIA—6.1%
APPLICATION SOFTWARE—2.4%
Xero Ltd.*	46,600	$4,596,730
HEALTHCARE SUPPLIES—1.3%
Nanosonics Ltd.*	490,062	2,543,109
INTERNET & DIRECT MARKETING RETAIL—2.4%
Kogan.com Ltd.	347,253	4,740,055
TOTAL AUSTRALIA
(Cost $6,297,886)		11,879,894
BELGIUM—1.5%
APPLICATION SOFTWARE—1.5%
Unifiedpost Group SA*	112,287	2,888,599
(Cost $2,879,104)
BRAZIL—1.7%
DIVERSIFIED CAPITAL MARKETS—1.7%
Banco BTG Pactual SA	191,000	3,318,021
(Cost $3,435,223)
CHINA—12.5%
AUTOMOBILE MANUFACTURERS—2.6%
Geely Automobile Holdings Ltd.	1,399,000	5,071,114
CONSTRUCTION MACHINERY & HEAVY TRUCKS—2.0%
Sany Heavy Industry Co., Ltd., Cl. A	634,843	3,966,209
INTERACTIVE MEDIA & SERVICES—2.4%
Tencent Holdings Ltd.	52,800	4,704,685
INTERNET & DIRECT MARKETING RETAIL—4.1%
JD.com, Inc.#,*	40,200	3,565,338
Meituan, Cl. B*	94,000	4,334,312
		7,899,650
SEMICONDUCTORS—1.4%
LONGi Green Energy Technology Co., Ltd., Cl. A	165,689	2,748,040
TOTAL CHINA
(Cost $14,777,349)		24,389,698
FRANCE—9.5%
AEROSPACE & DEFENSE—1.9%
Airbus SE*	36,400	3,659,999
APPAREL ACCESSORIES & LUXURY GOODS—2.7%
LVMH Moet Hennessy Louis Vuitton SE	8,700	5,259,547
LIFE SCIENCES TOOLS & SERVICES—2.8%
Eurofins Scientific SE*	57,500	5,518,787
RESEARCH & CONSULTING SERVICES—2.1%
Teleperformance	12,557	4,106,832
TOTAL FRANCE
(Cost $10,873,163)		18,545,165
GERMANY—3.5%
FOOTWEAR—1.8%
Puma SE*	35,300	3,453,938

THE ALGER FUNDS	ALGER INTERNATIONAL FOCUS FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—97.3% (CONT.)	SHARES	VALUE
GERMANY—3.5% (CONT.)
OIL & GAS REFINING & MARKETING—1.7%
VERBIO Vereinigte BioEnergie AG	65,508	$3,317,835
TOTAL GERMANY
(Cost $5,114,410)		6,771,773
HONG KONG—5.8%
APPAREL ACCESSORIES & LUXURY GOODS—1.8%
Samsonite International SA*	2,401,820	3,453,644
FINANCIAL EXCHANGES & DATA—2.2%
Hong Kong Exchanges & Clearing Ltd.	66,500	4,251,520
INDUSTRIAL MACHINERY—1.8%
Techtronic Industries Co., Ltd.	237,000	3,540,419
TOTAL HONG KONG
(Cost $6,321,397)		11,245,583
HUNGARY—1.6%
AIRLINES—1.6%
Wizz Air Holdings PLC*	54,000	3,222,132
(Cost $3,354,071)
INDIA—2.5%
DIVERSIFIED BANKS—2.5%
HDFC Bank Ltd.#,*	66,800	4,816,280
(Cost $2,835,776)
IRELAND—2.3%
PACKAGED FOODS & MEATS—2.3%
Kerry Group PLC, Cl. A	33,741	4,578,517
(Cost $3,756,243)
ITALY—5.9%
APPAREL ACCESSORIES & LUXURY GOODS—2.1%
Moncler SpA*	70,986	3,999,887
AUTOMOBILE MANUFACTURERS—2.2%
Ferrari NV	21,062	4,384,687
DATA PROCESSING & OUTSOURCED SERVICES—1.6%
Nexi SpA*	177,900	3,155,890
TOTAL ITALY
(Cost $7,699,318)		11,540,464
JAPAN—11.3%
ELECTRONIC COMPONENTS—3.0%
Murata Manufacturing Co., Ltd.	61,400	5,897,069
HEALTHCARE SUPPLIES—1.8%
Hoya Corp.	27,900	3,569,743
INDUSTRIAL MACHINERY—2.9%
FANUC Corp.	21,600	5,638,827
INTERACTIVE HOME ENTERTAINMENT—1.4%
Nintendo Co., Ltd.	4,700	2,705,357

THE ALGER FUNDS	ALGER INTERNATIONAL FOCUS FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—97.3% (CONT.)	SHARES	VALUE
JAPAN—11.3% (CONT.)
SEMICONDUCTOR EQUIPMENT—2.2%
Lasertec Corp.	31,599	$4,232,421
TOTAL JAPAN
(Cost $12,424,570)		22,043,417
NETHERLANDS—9.5%
AIR FREIGHT & LOGISTICS—1.7%
InPost SA*	134,623	3,234,494
DATA PROCESSING & OUTSOURCED SERVICES—2.3%
Adyen NV*	2,100	4,386,594
HEAVY ELECTRICAL EQUIPMENT—2.4%
Alfen Beheer BV*	48,600	4,759,878
SEMICONDUCTOR EQUIPMENT—3.1%
ASML Holding NV	11,500	6,138,815
TOTAL NETHERLANDS
(Cost $8,519,327)		18,519,781
SOUTH KOREA—3.9%
SPECIALTY CHEMICALS—1.2%
Chunbo Co., Ltd.	14,000	2,282,969
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.7%
Samsung Electronics Co., Ltd.	72,500	5,301,278
TOTAL SOUTH KOREA
(Cost $7,006,720)		7,584,247
SPAIN—2.8%
BIOTECHNOLOGY—1.7%
Grifols SA#	192,941	3,411,197
ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
Soltec Power Holdings SA*	167,007	2,131,927
TOTAL SPAIN
(Cost $6,114,978)		5,543,124
SWEDEN—4.6%
ASSET MANAGEMENT & CUSTODY BANKS—2.6%
EQT AB	162,898	5,076,888
INTERACTIVE HOME ENTERTAINMENT—2.0%
Stillfront Group AB*	363,370	3,854,300
TOTAL SWEDEN
(Cost $4,664,261)		8,931,188
SWITZERLAND—4.1%
ASSET MANAGEMENT & CUSTODY BANKS—1.8%
Partners Group Holding AG	2,934	3,464,249
SPECIALTY CHEMICALS—2.3%
Sika AG	16,700	4,544,013
TOTAL SWITZERLAND
(Cost $4,414,931)		8,008,262

THE ALGER FUNDS	ALGER INTERNATIONAL FOCUS FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—97.3% (CONT.)	SHARES	VALUE
TAIWAN—2.9%
SEMICONDUCTORS—2.9% Taiwan Semiconductor Manufacturing Co., Ltd.#	46,700	$5,674,984
(Cost $4,053,866)
UNITED KINGDOM—2.1%
FINANCIAL EXCHANGES & DATA—2.1% London Stock Exchange Group PLC	35,200	4,178,771
(Cost $2,665,698)
UNITED STATES—3.2%
APPAREL ACCESSORIES & LUXURY GOODS—2.0%
Lululemon Athletica, Inc.*	11,891	3,908,334
OTHER DIVERSIFIED FINANCIAL SERVICES—1.2%
Vinci Partners Investments Ltd., Cl. A*	139,335	2,375,662
TOTAL UNITED STATES (Cost $4,718,921)		6,283,996
TOTAL COMMON STOCKS (Cost $121,927,212)		189,963,896
Total Investments (Cost $121,927,212)	97.3%	$189,963,896
Unaffiliated Securities (Cost $121,927,212)		189,963,896
Other Assets in Excess of Liabilities	2.7%	5,236,173
NET ASSETS	100.0%	$195,200,069

#	American Depositary Receipts.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS	ALGER HEALTH SCIENCES FUND
Schedule of Investments January 31, 2021 (Unaudited)

COMMON STOCKS—97.5%	SHARES	VALUE
APPLICATION SOFTWARE—1.0%
Benefitfocus, Inc.*	245,565	$3,020,450
BIOTECHNOLOGY—27.1%
AbbVie, Inc.	86,955	8,911,148
ACADIA Pharmaceuticals, Inc.*	25,375	1,219,269
Apellis Pharmaceuticals, Inc.*	14,596	646,165
Argenx SE#,*	5,887	1,725,009
Arrowhead Pharmaceuticals, Inc.*	34,809	2,686,211
Aurinia Pharmaceuticals, Inc.*	222,048	3,710,422
BeiGene Ltd.#,*	4,231	1,353,920
Biogen, Inc.*	17,725	5,009,262
Biohaven Pharmaceutical Holding Co., Ltd.*	8,756	746,186
BioMarin Pharmaceutical, Inc.*	38,951	3,224,364
ChemoCentryx, Inc.*	22,898	1,305,415
Denali Therapeutics, Inc.*	16,634	1,139,429
Exact Sciences Corp.*	31,927	4,379,107
Fate Therapeutics, Inc.*	11,277	1,022,035
Forte Biosciences, Inc.*	218,204	7,388,387
Halozyme Therapeutics, Inc.*	69,352	3,300,462
Incyte Corp.*	17,359	1,557,970
Intellia Therapeutics, Inc.*	20,873	1,307,067
Invitae Corp.*	95,423	4,725,347
Iovance Biotherapeutics, Inc.*	18,549	813,188
Kadmon Holdings, Inc.*	177,220	850,656
Karuna Therapeutics, Inc.*	14,251	1,414,127
Mirati Therapeutics, Inc.*	7,667	1,574,265
Natera, Inc.*	69,701	7,432,915
Rocket Pharmaceuticals, Inc.*	12,495	688,225
Sage Therapeutics, Inc.*	21,814	1,759,299
Scholar Rock Holding Corp.*	29,820	1,779,061
Seagen, Inc.*	13,296	2,184,134
TCR2 Therapeutics, Inc.*	92,742	2,386,252
TG Therapeutics, Inc.*	75,303	3,634,876
Turning Point Therapeutics, Inc.*	23,907	3,000,089
Vertex Pharmaceuticals, Inc.*	12,804	2,933,140
		85,807,402
HEALTHCARE EQUIPMENT—24.2%
Abbott Laboratories	56,232	6,949,713
ABIOMED, Inc.*	10,957	3,815,775
Boston Scientific Corp.*	55,636	1,971,740
CryoPort, Inc.*	60,956	4,157,199
Danaher Corp.	37,243	8,857,875
DexCom, Inc.*	23,486	8,803,727
Edwards Lifesciences Corp.*	41,292	3,409,893
IDEXX Laboratories, Inc.*	19,183	9,182,518
Insulet Corp.*	29,716	7,939,521
Intuitive Surgical, Inc.*	5,781	4,322,107
iRhythm Technologies, Inc.*	8,463	1,425,339
Masimo Corp.*	17,282	4,422,809

THE ALGER FUNDS	ALGER HEALTH SCIENCES FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—97.5% (CONT.)	SHARES	VALUE
HEALTHCARE EQUIPMENT—24.2% (CONT.)
Nevro Corp.*	28,731	$4,648,389
Sartorius AG	9,983	4,962,102
Tandem Diabetes Care, Inc.*	16,965	1,571,807
		76,440,514
HEALTHCARE SERVICES—4.4%
1Life Healthcare, Inc.*	67,121	3,396,322
Cigna Corp.	9,637	2,091,711
Guardant Health, Inc.*	53,316	8,290,638
		13,778,671
HEALTHCARE SUPPLIES—3.5%
Quidel Corp.*	19,613	4,922,275
STAAR Surgical Co.*	31,306	3,211,369
West Pharmaceutical Services, Inc.	9,553	2,861,028
		10,994,672
HEALTHCARE TECHNOLOGY—6.2%
Phreesia, Inc.*	16,070	1,049,210
Schrodinger, Inc.*	22,953	2,073,344
Tabula Rasa HealthCare, Inc.*	46,387	2,634,318
Teladoc Health, Inc.*	23,767	6,270,448
Veeva Systems, Inc., Cl. A*	27,719	7,662,640
		19,689,960
INSURANCE BROKERS—0.3%
eHealth, Inc.*	22,366	1,070,213
LIFE SCIENCES TOOLS & SERVICES—11.0%
10X Genomics, Inc., Cl. A*	26,554	4,544,717
Adaptive Biotechnologies Corp.*	26,105	1,448,044
Berkeley Lights, Inc.*	11,150	802,800
Bio-Techne Corp.	24,100	7,830,331
Illumina, Inc.*	6,785	2,893,396
NeoGenomics, Inc.*	29,633	1,571,142
Personalis, Inc.*	137,419	5,286,509
Quanterix Corp.*	25,300	1,637,922
Repligen Corp.*	27,038	5,407,600
Thermo Fisher Scientific, Inc.	6,272	3,196,838
		34,619,299
MANAGED HEALTHCARE—8.6%
Humana, Inc.	13,306	5,097,661
Progyny, Inc.*	70,197	3,283,114
UnitedHealth Group, Inc.	56,734	18,925,328
		27,306,103
PHARMACEUTICALS—11.2%
Arvinas, Inc.*	9,854	743,386
AstraZeneca PLC#	21,987	1,112,542
Catalent, Inc.*	28,822	3,315,971
Eli Lilly & Co.	56,745	11,801,258
Horizon Therapeutics PLC*	29,529	2,140,262

THE ALGER FUNDS	ALGER HEALTH SCIENCES FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—97.5% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—11.2% (CONT.)
Johnson & Johnson	39,964	$6,519,327
Ocular Therapeutix, Inc.*	70,477	1,279,158
Reata Pharmaceuticals, Inc., Cl. A*	7,912	819,604
Royalty Pharma PLC, Cl. A	28,300	1,330,383
Viatris, Inc.*	123,800	2,103,362
Zoetis, Inc., Cl. A	28,532	4,401,061
		35,566,314
TOTAL COMMON STOCKS
(Cost $228,170,679)		308,293,598
PREFERRED STOCKS—0.1%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	897,366	134,605
(Cost $4,038,147)		134,605
WARRANTS—1.6%	SHARES	VALUE
BIOTECHNOLOGY—1.6%
Forte Biosciences, Inc., 2/20/21*,@	211,625	4,930,016
(Cost $0)		4,930,016
RIGHTS—0.4%	SHARES	VALUE
BIOTECHNOLOGY—0.4%
Tolero CDR*,@,(a),(c)	1,956,996	1,350,327
(Cost $1,044,370)		1,350,327
Total Investments
(Cost $233,253,196)	99.6%	$314,708,546
Affiliated Securities (Cost $4,038,147)		134,605
Unaffiliated Securities (Cost $229,215,049)		314,573,941
Other Assets in Excess of Liabilities	0.4%	1,393,449
NET ASSETS	100.0%	$316,101,995

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2021
Forte Biosciences, Inc. Warrants	2/19/20	$0	0.00%	$4,930,016	1.55%
Prosetta Biosciences, Inc., Series D	2/6/15	4,038,147	2.00%	134,605	0.05%
Tolero CDR	2/6/17	1,044,370	0.90%	1,350,327	0.43%
Total				$6,414,948	2.03%

See Notes to Financial Statements.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946-Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in eleven series — Alger Capital Appreciation Fund, Alger 25 Fund, Alger 35 Fund, Alger Growth & Income Fund, Alger Mid Cap Growth Fund, Alger Mid Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger International Focus Fund and Alger Health Sciences Fund (collectively, the “Funds” or individually, each a “Fund”). Alger Capital Appreciation Fund, Alger 25 Fund, Alger 35 Fund, Alger Mid Cap Growth Fund, Alger Mid Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger International Focus Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long- term capital appreciation. Alger Growth & Income Fund also normally invests primarily in equity securities but has an investment objective of both capital appreciation and current income.

Each Fund offers one or more of the following share classes: Class A, B, C, I, P, P-2, Y and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the tenth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I, P, P-2, Y and Z shares are sold to investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

The Board of Trustees of the Trust (the "Board") has authorized a partial closing of the Alger Small Cap Focus Fund effective July 31, 2019. Class A, C, I and Z shares will be available for purchase by existing shareholders who maintain open accounts and new investors that utilize certain retirement record keeping platforms identified by Fred Alger & Company, LLC, the Fund’s distributor. Class I and Z shares will also be available for purchase by investors who transact with certain brokers identified by the distributor. Class Y shares will remain open to all qualifying investors.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

Investments in money market funds and short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board and described further herein.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Trust’s investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

Valuation processes are determined by a Valuation Committee (“Committee”) authorized by the Board and comprised of representatives of the Trust’s investment adviser and officers of the Trust. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving the valuation policy and procedures.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and the previous day’s price.

(b)	Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of January 31, 2021 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$364,552,189	$364,552,189	$—	$—
Consumer Discretionary	627,437,858	593,044,278	30,776,816	3,616,764
Consumer Staples	24,836,567	24,836,567	—	—
Financials	76,513,307	76,513,307	—	—
Healthcare	243,615,860	243,615,860	—	—
Industrials	153,083,913	153,083,913	—	—
Information Technology	1,401,671,691	1,380,962,677	20,709,014	—
Materials	44,586,250	44,586,250	—	—
TOTAL COMMON STOCKS	$2,936,297,635	$2,881,195,041	$51,485,830	$3,616,764
REAL ESTATE INVESTMENT TRUST
Real Estate	6,563,460	6,563,460	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	2,775,000	—	—	2,775,000
TOTAL INVESTMENTS IN SECURITIES	$2,945,636,095	$2,887,758,501	$51,485,830	$6,391,764

Alger 25 Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	4,146,499	4,146,499	—	—
Consumer Discretionary	4,565,584	4,565,584	—	—
Financials	1,490,689	1,490,689	—	—
Healthcare	1,503,048	1,503,048	—	—
Industrials	556,600	556,600	—	—
Information Technology	11,243,887	11,243,887	—	—
Materials	593,564	593,564	—	—
TOTAL COMMON STOCKS	$24,099,871	$24,099,871	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$24,099,871	$24,099,871	$—	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger 35 Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,468,424	$1,468,424	$—	$—
Consumer Discretionary	3,739,440	3,739,440	—	—
Consumer Staples	528,194	528,194	—	—
Financials	1,064,857	1,064,857	—	—
Healthcare	2,044,269	2,044,269	—	—
Industrials	1,423,681	1,423,681	—	—
Information Technology	5,572,012	5,572,012	—	—
TOTAL COMMON STOCKS	$15,840,877	$15,840,877	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	811,541	811,541	—	—
TOTAL INVESTMENTS IN SECURITIES	$16,652,418	$16,652,418	$—	$—

Alger Growth & Income Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	15,338,555	15,338,555	—	—
Consumer Discretionary	10,598,957	10,598,957	—	—
Consumer Staples	9,065,128	9,065,128	—	—
Energy	2,793,740	2,793,740	—	—
Financials	16,777,118	16,777,118	—	—
Healthcare	17,356,804	17,356,804	—	—
Industrials	7,739,662	7,739,662	—	—
Information Technology	34,334,424	34,334,424	—	—
Materials	1,979,391	1,979,391	—	—
Utilities	1,703,436	1,703,436	—	—
TOTAL COMMON STOCKS	$117,687,215	$117,687,215	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	675,165	675,165	—	—
REAL ESTATE INVESTMENT TRUST
Financials	899,082	899,082	—	—
Real Estate	4,614,073	4,614,073	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$5,513,155	$5,513,155	$—	$—
SHORT—TERM INVESTMENTS
Money Market Fund	66,750	66,750	—	—
TOTAL INVESTMENTS IN SECURITIES	$123,942,285	$123,942,285	$—	$—

Alger Mid Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	18,847,995	18,847,995	—	—
Consumer Discretionary	47,076,733	43,343,567	3,733,166	—
Consumer Staples	3,347,912	3,347,912	—	—
Financials	9,442,862	9,442,862	—	—
Healthcare	61,242,611	61,242,611	—	—
Industrials	36,032,330	36,032,330	—	—
Information Technology	90,252,800	88,040,301	2,212,499	—
Materials	3,393,282	3,393,282	—	—
TOTAL COMMON STOCKS	$269,636,525	$263,690,860	$5,945,665	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
PREFERRED STOCKS
Healthcare	$32,942	$—	$—	$32,942
WARRANTS
Healthcare	4,502,418	—	4,502,418	—
RIGHTS
Healthcare	407,141	—	—	407,141
REAL ESTATE INVESTMENT TRUST
Real Estate	13,960,773	13,960,773	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	1,675,000	—	—	1,675,000
TOTAL INVESTMENTS IN SECURITIES	$290,214,799	$277,651,633	$10,448,083	$2,115,083

Alger Mid Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	32,833,887	32,833,887	—	—
Consumer Discretionary	151,922,111	151,922,111	—	—
Financials	35,461,499	35,461,499	—	—
Healthcare	78,184,506	78,184,506	—	—
Industrials	91,287,873	91,287,873	—	—
Information Technology	175,733,299	175,733,299	—	—
Materials	6,065,480	6,065,480	—	—
TOTAL COMMON STOCKS	$571,488,655	$571,488,655	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$571,488,655	$571,488,655	$—	$—

Alger Weatherbie Specialized Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	177,815,024	177,815,024	—	—
Energy	40,207,138	40,207,138	—	—
Financials	192,368,734	192,368,734	—	—
Healthcare	432,108,241	432,108,241	—	—
Industrials	119,024,484	119,024,484	—	—
Information Technology	288,473,847	288,473,847	—	—
Real Estate	72,101,749	72,101,749	—	—
TOTAL COMMON STOCKS	$1,322,099,217	$1,322,099,217	$—	$—
PREFERRED STOCKS
Healthcare	34,721	—	—	34,721
TOTAL INVESTMENTS IN SECURITIES	$1,322,133,938	$1,322,099,217	$—	$34,721

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$18,429,652	$18,429,652	$—	$—
Consumer Discretionary	86,356,744	86,356,744	—	—
Consumer Staples	12,779,333	12,779,333	—	—
Energy	4,641,899	4,641,899	—	—
Financials	24,140,729	24,140,729	—	—
Healthcare	215,975,650	215,975,650	—	—
Industrials	21,514,682	21,514,682	—	—
Information Technology	139,968,234	139,968,234	—	—
Materials	4,513,776	4,513,776	—	—
TOTAL COMMON STOCKS	$528,320,699	$528,320,699	$—	$—
PREFERRED STOCKS
Healthcare	7,603	—	—	7,603
RIGHTS
Healthcare	120,600	—	—	120,600
REAL ESTATE INVESTMENT TRUST
Real Estate	6,528,420	6,528,420	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	2,275,000	—	—	2,275,000
TOTAL INVESTMENTS IN SECURITIES	$537,252,322	$534,849,119	$—	$2,403,203

Alger Small Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	100,930,918	100,930,918	—	—
Consumer Discretionary	729,845,271	729,845,271	—	—
Healthcare	4,006,637,629	4,006,637,629	—	—
Industrials	393,612,459	393,612,459	—	—
Information Technology	2,587,717,623	2,587,717,623	—	—
TOTAL COMMON STOCKS	$7,818,743,900	$7,818,743,900	$—	$—
RIGHTS
Healthcare	8,214	—	—	8,214
TOTAL INVESTMENTS IN SECURITIES	$7,818,752,114	$7,818,743,900	$—	$8,214

Alger International Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	11,264,342	—	11,264,342	—
Consumer Discretionary	42,170,856	11,858,359	30,312,497	—
Consumer Staples	4,578,517	—	4,578,517	—
Energy	3,317,835	—	3,317,835	—
Financials	27,481,391	10,509,963	16,971,428	—
Healthcare	15,042,836	3,411,197	11,631,639	—
Industrials	34,260,717	5,366,421	28,894,296	—
Information Technology	45,020,420	8,563,583	36,456,837	—
Materials	6,826,982	—	6,826,982	—
TOTAL COMMON STOCKS	$189,963,896	$39,709,523	$150,254,373	$—
TOTAL INVESTMENTS IN SECURITIES	$189,963,896	$39,709,523	$150,254,373	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Health Sciences Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Financials	$1,070,213	$1,070,213	$—	$—
Healthcare	304,202,935	299,240,833	4,962,102	—
Information Technology	3,020,450	3,020,450	—	—
TOTAL COMMON STOCKS	$308,293,598	$303,331,496	$4,962,102	$—
PREFERRED STOCKS
Healthcare	134,605	—	—	134,605
WARRANTS
Healthcare	4,930,016	—	4,930,016	—
RIGHTS
Healthcare	1,350,327	—	—	1,350,327
TOTAL INVESTMENTS IN SECURITIES	$314,708,546	$303,331,496	$9,892,118	$1,484,932

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Common Stocks
Opening balance at November 1, 2020	$5,734,338
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(2,117,574)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2021	3,616,764
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2021	(2,117,574)

Alger Capital Appreciation Fund	Special Purpose Vehicle
Opening balance at November 1, 2020	$2,775,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2021	2,775,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2021	—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2020	$32,942
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2021	32,942
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2021	—

Alger Mid Cap Growth Fund	Rights
Opening balance at November 1, 2020	$407,141
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2021	407,141
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2021	—

Alger Mid Cap Growth Fund	Special Purpose Vehicle
Opening balance at November 1, 2020	$1,200,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	475,000
Sales	—
Closing balance at January 31, 2021	1,675,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2021	—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Fund	Preferred Stocks
Opening balance at November 1, 2020	$34,721
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2021	34,721
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2021	—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2020	$7,603
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2021	7,603
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2021	—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Rights
Opening balance at November 1, 2020	$120,600
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2021	120,600
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2021	—

Alger Small Cap Growth Fund	Special Purpose Vehicle
Opening balance at November 1, 2020	$1,800,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	475,000
Sales	—
Closing balance at January 31, 2021	2,275,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2021	—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Rights
Opening balance at November 1, 2020	$8,214
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2021	8,214
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2021	—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2020	$134,605
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2021	134,605
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2021	—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Rights
Opening balance at November 1, 2020	$1,350,327
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2021	1,350,327
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2021	—

The following table provides quantitative information about each Fund's Level 3 fair value measurements of the Funds' investments as of January 31, 2021. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Funds' fair value measurements.

	Fair Value January 31, 2020	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Capital Appreciation Fund
Common Stocks	3,616,764	Income Approach	Discount Rate	15.00%-50.00%	N/A
Special Purpose Vehicle	2,775,000	Market Approach	Priced at Cost	N/A	N/A
Alger Mid Cap Growth Fund
Preferred Stocks	32,942	Income Approach	Discount Rate	72.50%-77.50%	N/A
Rights	407,141	Income Approach	Discount Rate	3.89%-4.77%	N/A
Special Purpose Vehicle	1,675,000	Market Approach	Priced at Cost	N/A	N/A
Alger Weatherbie Specialized Growth Fund
Preferred Stocks	$34,721	Income Approach	Discount Rate	72.50%-77.50%	N/A

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value January 31, 2021	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Small Cap Growth Fund
Preferred Stocks	7,603	Income Approach	Discount Rate	72.50%-77.50%	N/A
Rights	120,600	Income Approach	Discount Rate	3.89%-4.77%	N/A
Special Purpose Vehicle	2,275,000	Market Approach	Priced at Cost	N/A	N/A
Alger Small Cap Focus Fund
Rights	$8,214	Income Approach	Discount Rate	3.89%-4.77%	N/A
Alger Health Sciences Fund
Preferred Stocks	134,605	Income Approach	Discount Rate	72.50%-77.50%	N/A
Rights	1,350,327	Income Approach	Discount Rate	3.89%-4.77%	N/A

The significant unobservable inputs used in the fair value measurement of the Fund's securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success result in lower fair value measurements.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statements purposes. As of January 31, 2021, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign Cash and Cash Equivalents:
Alger Capital Appreciation Fund	$26,443,870	$–	$26,443,870	$–
Alger 25 Fund	23,145	–	23,145	–
Alger 35 Fund	689,770	–	689,770	–
Alger Growth & Income Fund	1,124,132	–	1,124,132	–
Collateral on securities loaned	66,750	–	66,750	–
Alger Mid Cap Growth Fund	2,805,710	–	2,805,710	–
Alger Mid Cap Focus Fund	5,284,256	–	5,284,256	–
Alger Weatherbie Specialized Growth Fund	36,214,548	–	36,214,548	–
Alger Small Cap Growth Fund	50,433,487	–	50,433,487	–
Alger Small Cap Focus Fund	222,892,625	–	222,892,625	–
Alger International Focus Fund	11,087,506	3,153,538	7,933,968	–
Alger Health Sciences Fund	1,311,489	–	1,311,489	–

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, the Funds may also buy and sell call and put options on equities and equity indexes. The Funds may also purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds may also purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds may also write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearinghouse that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

Forward Foreign Currency Contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward foreign currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts and the related realized and unrealized foreign exchange gains and losses are included in the Statements of Operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

There were no derivative instruments held by the Funds throughout the period or as of January 31, 2021.

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended January 31, 2021. Information regarding the Funds’ holdings of such securities is set forth in the following table:

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Value at October 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2021
Alger Capital Appreciation Fund
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	$2,775,000	$–	$–	$–	$–	$–	$2,775,000
Total	$2,775,000	$–	$–	$–	$–	$–	$2,775,000

Security	Value at October 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2021
Alger Mid Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	$32,942	$–	$–	$–	$–	$–	$32,942
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	1,200,000	–	–	–	–	–	1,200,000
Crosslink Ventures Capital LLC, Cl. B	–	475,000	–	–	–	–	475,000
Total	$1,232,942	$475,000	$–	$–	$–	$–	$1,707,942

Security	Value at October 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2021
Alger Weatherbie Specialized Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	$34,721	$–	$–	$–	$–	$–	$34,721
Total	$34,721	$–	$–	$–	$–	$–	$34,721

Security	Value at October 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2021
Alger Small Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	$7,603	$–	$–	$–	$–	$–	$7,603
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	1,800,000	–	–	–	–	–	$1,800,000
Crosslink Ventures Capital LLC, Cl. B	–	475,000	–	–	–	–	$475,000
Total	$1,807,603	$475,000	$–	$–	$–	$–	$2,282,603

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Value at October 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2021
Alger Health Sciences Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	$134,605	$–	$–	$–	$–	$–	$134,605
Total	$134,605	$–	$–	$–	$–	$–	$134,605